Consolidated Statements of Redeemable Interests and Shareholders'/Members' Equity (Parenthetical)	12 Months Ended
Dec. 31, 2023 $ / shares
Statement of Stockholders' Equity [Abstract]
Dividends, per share	$ 0.06